Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
State taxes, net of federal tax benefit	5.20%	0.10%	0.00%
Valuation allowance	(17.10%)	(22.90%)	3.10%
Foreign income taxes	(0.10%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Deferred tax benefit from changes in tax law	52.10%	0.00%	0.00%
Deconsolidation of CEOC	0.00%	0.00%	(40.30%)
Stock-based compensation	(0.20%)	(0.80%)	0.20%
Acquisition of CEOC	36.70%	0.00%	0.00%
Reserves for uncertain tax positions	(4.60%)	(0.10%)	0.00%
Effective Income Tax Rate Reconciliation, Current tax benefit, Percent	2.40%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent	(25.00%)	(16.80%)	0.00%
Noncontrolling interests	(0.10%)	0.00%	0.10%
Other	(0.10%)	0.20%	0.10%
Effective tax rate	84.20%	(5.30%)	(1.80%)